Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables summarize investment assets measured at fair value at December 31, 2025 and 2024. During the years presented, there have been no transfers of assets between Levels 1, 2 and 3 as defined above:

	Investment Assets at Fair Value at December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,919,738	$—	$—	$3,919,738
Linde plc Ordinary Shares	4,443,410	—	—	4,443,410
Cash Equivalents	423,042	—	—	423,042
Total Investments, at Fair Value	$8,786,190	$—	$—	$8,786,190

	Investment Assets at Fair Value at December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,853,801	$—	$—	$3,853,801
Linde plc Ordinary Shares	5,376,560	—	—	5,376,560
Cash Equivalents	408,304	—	—	408,304
Total Investments, at Fair Value	$9,638,665	$—	$—	$9,638,665